Long Term Debt - Summary of Weighted-Average Interest Rates Paid on Variable-Rate Debt Obligations (Detail)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
OLLC Revolving Credit Facility [Member]
Line of Credit Facility [Line Items]
Revolving credit facility, weighted-average interest rates	2.67%	3.25%	2.74%
Classic revolving credit facility [Member]
Line of Credit Facility [Line Items]
Revolving credit facility, weighted-average interest rates			4.50%
MRD LLC revolving credit facility [Member]
Line of Credit Facility [Line Items]
Revolving credit facility, weighted-average interest rates		3.17%	4.11%
WHT revolving credit facility [Member]
Line of Credit Facility [Line Items]
Revolving credit facility, weighted-average interest rates		2.29%	2.60%
REO revolving credit facility [Member]
Line of Credit Facility [Line Items]
Revolving credit facility, weighted-average interest rates			3.40%
Stanolind revolving credit facility [Member]
Line of Credit Facility [Line Items]
Revolving credit facility, weighted-average interest rates		3.52%	3.76%
Boaz revolving credit facility [Member]
Line of Credit Facility [Line Items]
Revolving credit facility, weighted-average interest rates		2.97%	3.12%
Crown revolving credit facility [Member]
Line of Credit Facility [Line Items]
Revolving credit facility, weighted-average interest rates		3.38%	4.20%
Tanos revolving credit facility [Member]
Line of Credit Facility [Line Items]
Revolving credit facility, weighted-average interest rates		3.10%	2.31%
Propel Energy revolving credit facility [Member]
Line of Credit Facility [Line Items]
Revolving credit facility, weighted-average interest rates		3.08%	3.28%